CONVERTIBLE SENIOR NOTES (Details) (USD $)	12 Months Ended					0 Months Ended		0 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Convertible senior notes	Dec. 31, 2011 Convertible senior notes	Oct. 14, 2009 Convertible senior notes Cell Genesys item	Oct. 31, 2009 Convertible senior notes Cell Genesys	Oct. 14, 2009 2011 Notes Cell Genesys	Jul. 31, 2012 2013 Notes holder	Feb. 29, 2012 2013 Notes holder	Jul. 31, 2012 2013 Notes	Dec. 31, 2012 2013 Notes	Dec. 31, 2011 2013 Notes	Oct. 14, 2009 2013 Notes Cell Genesys
Convertible Senior Notes
Number of series of convertible notes assumed in merger						2
Principal balance of debt assumed								$ 1,234,000						$ 20,782,000
Interest rate (as a percent)							3.125%	3.125%				3.125%		3.125%
Principal amount												8,277,850
Number of shares of common stock receivable upon conversion												400,000
Conversion price (in dollars per share)												$ 22.32
Percentage of principal amount at which the holder may require the entity to repurchase notes												100.00%
Percentage of principal amount at which the entity may redeem notes in whole or in part												100.00%
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed in order for the notes to be convertible												150.00%
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price for the notes to be redeemable												20 days
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days in order for the notes to be redeemable												30 days
Number of shares issued in exchange for cancellation for debt									1,800,000	1,900,000
Number of holders of debt instrument to whom shares are issued by the entity									2	1
Principal amount of debt cancelled									3,500,000	9,000,000
Accrued and unpaid interest payable on cancellation of debt									20,686	79,024	20,686
Recorded fair value				7,883,886	17,336,760
Amount of difference between aggregate recorded fair value of the notes and their total stated principal amount				393,964	3,445,240
Fair value adjustment	$ (4,328,468)	$ (23,427)	$ (1,870,916)	$ (1,171,318)	$ (23,427)						$ (3,157,150)
Assumptions to establish the value of the Notes
Average risk-free rate (as a percent)												0.08%	0.19%
Volatility of BioSante common stock (as a percent)												79.90%	77.40%
Discount rate for principal payments in cash (as a percent)												19.40%	18.50%